Schedule of trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Allowance for doubtful debts	R$ (236,927)	R$ (228,348)	R$ (245,194)
Trade receivable, after allowance for doubtful debts	2,453,442	2,746,176
Trade receivables	2,597,838	2,867,352
Third Parties [Member]
IfrsStatementLineItems [Line Items]
Trade receivable, before allowance for doubtful debts	2,690,369	2,974,524
Third Parties [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Trade receivable, before allowance for doubtful debts	1,218,179	910,657
Third Parties [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Trade receivable, before allowance for doubtful debts	1,472,190	2,063,867
Related Partie [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	R$ 144,396	R$ 121,176